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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          12/31/03
                                                ---------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   ATLANTIC TRUST CO NA
        -------------------------------------------------------

Address: 100 Federal Street
        -------------------------------------------------------
        Boston, MA 02110
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 028-10222
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allan Kiser
        -------------------------------------------------------

Title:  Director of Compliance
        -------------------------------------------------------

Phone:  212-259-3878
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Allan Kiser                 Boston, MA                         2/13/04
-----------------------------   -------------------------     ------------------
          [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ---------------------------------------

Form 13F Information Table Entry Total:                    71
                                        ---------------------------------------

Form 13F Information Table Value Total: $             185,506
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name
           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]
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
                                                                   SHARES/PRN                    Voting        Voting        Voting
                                 TITLE OF                 Value             SH/   INVSTMT   Authority -   Authority -   Authority -
NAME OF ISSUER                   CLASS      CUSIP       (x$1000)      N AMT PRN   DSCRETN          SOLE        SHARED          NONE
3M COMPANY COM                   COM        88579Y101      2760      32458  SH    DEFINED         31908           550             0
ABBOTT LABS                      COM        002824100      1062      22795  SH    DEFINED         22545           250             0
AFFILIATED COMPUTER SVCS INCCL   COM        008190100      1480      27175  SH    DEFINED         26750           425             0
ALLERGAN INC COM                 COM        018490102       977      12720  SH    DEFINED         12670            50             0
AMERICAN EXPRESS CO              COM        025816109      1063      22045  SH    DEFINED         21670           375             0
AMERICAN INTL GROUP INC          COM        026874107      2827      42649  SH    DEFINED         41903           746             0
AMGEN INC                        COM        031162100      2686      43463  SH    DEFINED         42538           925             0
AMSOUTH BANCORPORATION           COM        032165102      6823     278470  SH    SOLE           278470             0             0
ANALOG DEVICES INC               COM        032654105      3279      71831  SH    DEFINED         70456          1375             0
ASM HLDGS N V ORD                COM        N07059111      1403      69999  SH    DEFINED         69024           975             0
AUSPEX SYS INC COM               COM        052116100         2      51400  SH    SOLE            51400             0             0
AVON PRODS INC                   COM        054303102      2312      34255  SH    DEFINED         33805           450             0
BERKSHIRE HATHAWAY INC DEL CL    COM        084670207      1393        495  SH    SOLE              495             0             0
BIOCRYST PHARMACEUTICALS INC     COM        09058V103       108      15796  SH    SOLE            15796             0             0
BP P.L.C.                        COM        055622104      1887      38244  SH    DEFINED         37669           575             0
CARDINAL HLTH INC                COM        14149Y108      1578      25800  SH    DEFINED         25650           150             0
CHEVRONTEXACO CORPORATION        COM        166764100       319       3695  SH    DEFINED          3495           200             0
CISCO SYS INC                    COM        17275R102      2814     116145  SH    DEFINED        110095          6050             0
CITIGROUP INC.                   COM        172967101      2457      50624  SH    SOLE            50624             0             0
COCA COLA CO                     COM        191216100       268       5271  SH    SOLE             5271             0             0
COLGATE PALMOLIVE CO             COM        194162103     46908     937230  SH    SOLE           937230             0             0
COMCAST CORP CL A SPL            COM        20030N200      1852      59195  SH    DEFINED         58145          1050             0
COX COMMUNICATIONS INC NEW CL    COM        224044107      1481      42980  SH    DEFINED         42330           650             0
DELL INC                         COM        24702R101      3381      99503  SH    DEFINED         98306          1197             0
EXXON CORPORATION                COM        30231G102      1065      25966  SH    SOLE            25966             0             0
FIFTH THIRD BANCORP COM          COM        316773100       971      16425  SH    DEFINED         16250           175             0
FIRST DATA CORP                  COM        319963104      2998      72955  SH    DEFINED         72155           800             0
GENERAL ELEC CO                  COM        369604103      3940     127172  SH    DEFINED        125247          1925             0
GENUINE PARTS CO                 COM        372460105       332       9985  SH    SOLE             9985             0             0
GOLDMAN SACHS GROUP INC          COM        38141G104      1797      18198  SH    DEFINED         17898           300             0
GREY WOLF INC COM                COM        397888108       228      61000  SH    SOLE            61000             0             0
HOME DEPOT INC                   COM        437076102      2446      68915  SH    DEFINED         67615          1300             0
I B M                            COM        459200101       236       2543  SH    SOLE             2543             0             0
INPUT/OUTPUT INC COM             COM        457652105       122      27000  SH    SOLE            27000             0             0
INTEL CORP                       COM        458140100      1819      56750  SH    DEFINED         56025           725             0
JOHNSON & JOHNSON                COM        478160104      2268      43906  SH    DEFINED         43306           600             0
KOMAG INC COM                    COM        500453105         0      24547  SH    SOLE            24547             0             0
LIBERTY MEDIA CORP SERIES A CO   COM        530718105      2140     179968  SH    SOLE           179968             0             0
LUCENT TECHNOLOGIES INC COM      COM        549463107        66      23272  SH    SOLE            23272             0             0
MAXIM INTEGRATED PRODS INC       COM        57772K101      2171      43795  SH    DEFINED         42995           800             0

MAXYGEN INC COM                  COM        577776107       735      69140  SH    SOLE            69140             0             0
MEDTRONIC INC                    COM        585055106      3110      63982  SH    DEFINED         62782          1200             0
MICROCHIP TECHNOLOGY INC         COM        595017104       998      29895  SH    DEFINED         29345           550             0
MICROSOFT CORP                   COM        594918104      4616     168634  SH    DEFINED        166134          2500             0
MIDDLEBURG FINANCIAL CORP COM    COM        596094102      3200      80000  SH    SOLE            80000             0             0
NETSCOUT SYS INC COM             COM        64115T104       988     130000  SH    SOLE           130000             0             0
NOVARTIS AG - ADR                COM        66987V109      1862      40565  SH    DEFINED         39915           650             0
NOVELLUS SYS INC COM             COM        670008101      1028      24450  SH    DEFINED         24050           400             0
PEPSICO INC                      COM        713448108      2280      48915  SH    DEFINED         48265           650             0
PETSMART INC                     COM        716768106       393      16500  SH    SOLE            16500             0             0
PFIZER INC                       COM        717081103      3630     102744  SH    DEFINED        101369          1375             0
PROCTER & GAMBLE COMPANY         COM        742718109       464       4647  SH    SOLE             4647             0             0
PROTECTIVE LIFE CORP             COM        743674103      4748     140320  SH    SOLE           140320             0             0
SCHLUMBERGER                     COM        806857108      2619      47870  SH    DEFINED         47070           800             0
SLM CORPORATION COM              COM        78442P106      2285      60650  SH    DEFINED         59675           975             0
SOUTHTRUST CORP                  COM        844730101      8671     264839  SH    SOLE           264839             0             0
SPDR TR UNIT SER 1               COM        78462F103      5341      48000  SH    SOLE            48000             0             0
STAPLES INC                      COM        855030102      2422      88725  SH    SOLE            88725             0             0
SYMYX TECHNOLOGIES INC COM       COM        87155S108       432      21002  SH    SOLE            21002             0             0
SYSCO CORP                       COM        871829107      2103      56490  SH    DEFINED         55565           925             0
TARGET CORP                      COM        87612E106      1806      47020  SH    DEFINED         46220           800             0
UNITED PARCEL SVC INC CL B       COM        911312106      1998      26806  SH    DEFINED         26381           425             0
UNITEDHEALTH GROUP INC           COM        91324P102      1976      33955  SH    DEFINED         33355           600             0
UNIVERSAL INSURANCE HOLDING IN   COM        91359V107       131    2900000  SH    SOLE          2900000             0             0
VERITAS SOFTWARE CO COM          COM        923436109      2033      54925  SH    DEFINED         54050           875             0
VIACOM INC CL B                  COM        925524308      3301      74377  SH    DEFINED         73277          1100             0
VODAFONE GROUP PLC               COM        92857W100      1557      62200  SH    DEFINED         61075          1125             0
WAL MART STORES INC              COM        931142103      1528      28794  SH    SOLE            28794             0             0
WALGREEN COMPANY                 COM        931422109      1478      40617  SH    DEFINED         39917           700             0
WELLS FARGO NEW                  COM        949746101      2823      47935  SH    DEFINED         47135           800             0
ZIMMER HLDGS INC COM             COM        98956P102      1231      17489  SH    DEFINED         17189           300             0

LINE COUNT: 71                                          185,506